Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments, loss in statement of operations and comprehensive income
The following table presents the location and effect of the Company’s interest rate collar on its Consolidated Statement of Operations and Comprehensive Income for the years ended December 31, 2012, 2011 and 2010 (in thousands):

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS	LOCATION OF LOSS RECOGNIZED IN INCOME ON DERIVATIVE	AMOUNT OF LOSS RECOGNIZED IN INCOME ON DERIVATIVE
		YEARS ENDED DECEMBER 31,
		2012	2011	2010
Interest rate collar	Interest expense, net	$—	$—	$(1,436)